Stock-Based Compensation Costs (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		89 Months Ended	98 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 226,952	$ 181,557	$ 926,250	$ 543,154	$ 722,811	$ 822,452	$ 3,671,215	$ 4,597,465
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	107,343	84,957	432,025	197,771	280,828	372,800	1,684,605	2,418,635
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 119,609	$ 96,600	$ 494,225	$ 345,383	$ 441,983	$ 449,652	$ 1,986,610	$ 2,178,830